UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: December 31, 2002

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	February 5, 2002

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	15

Form 13F Information Table Value Total:	$302,008,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
	TITLE		VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER	SOLE	SHARED	NONE
"-----------------------------	"---------------	"-------------	"-----------	"------------	"------	"-------	"-----------	"-----
AGILE SOFTWARE CORP	COM	00846X105	2563	331200	SH		SOLE		0	0	331200
ANTEON INTL CORP	COM	03674E108	6585	274388	SH		SOLE		0	0	274388
CHINA TELECOM CORP	SP ADR H	169426103	3142	181800	SH		SOLE		161200	0	20600
FREEMARKETS INC	COM	356602102	1890	293589	SH		SOLE		0	0	293589
GUCCI GROUP N V	COM NY	401566104	104697	1142978	SH		SOLE		994436	0	148542
INCO LTD	COM  	453258402	583	27493	SH		SOLE		0	0	27493
INFOSYS TECH LTD	SP ADR	456788108	9995	143708	SH		SOLE		140708	0	3000
KT CORP	SP ADR	48268K101	50711	2353176	SH		SOLE		2059511	0	293665
KOOKMIN BK 	SP ADR	50049M109	46027	1302024	SH		SOLE		1143971	0	158053
NOKIA CORP	SP ADR	654902204	5218	336651	SH		SOLE		301007	0	35644
PARTNER COMM CO LTD	ADR	70211M109	970	273148	SH		SOLE		241571	0	31577
PLACER DOME INC	COM	725906101	345	29963	SH		SOLE		0	0	29963
RYANAIR HLDGS PLC	SP ADR	783513104	517	13199	SH		SOLE		13199	0	0
SK TELECOM LTD	SP ADR	78440P108	65044	3046560	SH		SOLE		2601205	0	445355
TURKCELL 	SP ADR	900111204	3721	240051	SH		SOLE		193063	0	46988